Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 24,275	$ 25,961	$ 9,866
Accounts receivable, net	5,600	3,991	3,462
Inventories, net	6,707	8,105	9,384
Deferred cost of goods sold	0	539	690
Prepaid expense and other current assets	1,379	876	569
Total current assets	37,961	39,472	24,144
Property and equipment, net	6,026	5,469	10,219
Other assets	682	148	153
Total assets	44,669	45,089	34,516
Current liabilities:
Accounts payable	3,260	5,644	4,591
Accrued expense and other current liabilities	9,324	5,798	5,532
Current portion of capital lease obligation	91	0
Deferred revenue	0	1,638
Total current liabilities	12,675	13,080	11,746
Long-term debt, related parties	39,095	36,009	58,978
Capital lease obligation, less current portion	173	0
Other long-term liabilities	109	58
Total liabilities	52,052	49,147	71,016
Commitments and contingencies
Stockholders' deficit
Convertible preferred stock, $0.001 par value, 50,000,000 shares authorized at September 30, 2018; 2,750,000 shares issued and outstanding at September 30, 2018 and December 31, 2017. (aggregate liquidation value of $30,861 and $29,211 at September 30, 2018 and December 31, 2017, respectively)	3	3	0
Common stock, $0.001 par value, 300,000,000 shares authorized; 24,958,496 shares issued and 24,950,642 outstanding at September 30, 2018 and 7,015,636 shares issued and 7,007,782 shares outstanding at December 31, 2017.	25	7	2
Additional paid-in capital	500,620	469,877	387,737
Accumulated deficit	(508,007)	(473,921)	(424,239)
Treasury stock, at cost (7,854 shares)	(24)	(24)	0
Total stockholders' deficit	(7,383)	(4,058)	(36,500)
Total liabilities and stockholders' deficit	$ 44,669	$ 45,089	$ 34,516